JPMORGAN TRUST II

245 Park Avenue

New York, New York 10167

March 30, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”)

File Nos. 811-21295 and 333-103022

on behalf of the JPMorgan U.S. Research Equity Plus Fund

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to (1) the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) thereunder and (2) the Investment Company Act of 1940, as amended (“1940 Act”), is Post-Effective Amendment No. 147 (Amendment No. 148 under the 1940 Act) to the Trust’s Registration Statement on Form N-1A (“Amendment”).

This Amendment is being filed in order to add Class R6 Shares for the JPMorgan U.S. Research Equity Plus Fund.

If you have any questions or comments, please call me at (614) 248-7598.

Very truly yours,

/s/Elizabeth A. Davin
Elizabeth A. Davin
Assistant Secretary